UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 0.4%
Delphi Debtor-in-Possession Holding Co. LLP:
Class B Membership Interests		7,619	$154,818
Class B Membership Interests		17,779	351,981
			506,799
Diversified Financial Services — 0.8%
Kcad Holdings I Ltd.		84,871,760	958,202
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.		35,081	17,540
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		251	1
HMH Holdings/EduMedia (a)		39,515	59,273
			59,274
Total Common Stocks – 1.3%			1,541,815

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	USD	100	98,000
7.13%, 3/15/21		140	137,200
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		358	360,685
			595,885
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		305	312,677
Series 2, 12.38%, 8/16/15		308	315,973
			628,650
Airlines — 2.3%
Air Canada, 9.25%, 8/01/15 (b)		360	327,600
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		179	171,840
American Airlines, Inc.:
10.50%, 10/15/12 (c)		400	357,000
Series 2011-1-B, 7.00%, 1/31/18 (b)		179	137,685
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		270	262,575
Series 2010-1-B, 6.00%, 1/12/19		200	184,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		122	129,061

Corporate Bonds	Par (000)		Value
Airlines (concluded)
US Airways Pass-Through Trust, 10.88%, 10/22/14	USD	310	$303,800
United Air Lines, Inc., 12.75%, 7/15/12		835	868,159
			2,741,720
Auto Components — 2.8%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		89	93,450
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)		95	86,450
Dana Holding Corp., 6.75%, 2/15/21		200	200,750
Delphi Corp., 6.13%, 5/15/21 (b)		80	80,600
Ford Motor Co., 7.45%, 7/16/31		630	738,675
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,540,200
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		20	19,000
Stanadyne Corp., Series 1, 10.00%, 8/15/14		335	303,175
Titan International, Inc., 7.88%, 10/01/17		190	197,362
			3,259,662
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		125	133,750
Crown European Holdings SA:
7.13%, 8/15/18	EUR	100	134,370
7.13%, 8/15/18 (b)		167	224,398
			492,518
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	127	128,470
Building Products — 0.8%
Building Materials Corp. of America (b):
7.00%, 2/15/20		210	217,350
6.75%, 5/01/21		560	557,200
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		220	157,300
9.00%, 1/15/21		65	46,312
			978,162
Capital Markets — 1.2%
American Capital Ltd., 7.96%, 12/31/13 (d)		230	231,104
E*Trade Financial Corp.:
12.50%, 11/30/17 (e)		485	548,050
Series A, 0.00%, 8/31/19 (f)(g)		295	261,813

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
KKR Group Finance Co., 6.38%, 9/29/20 (b)	USD	300	$308,203
			1,349,170
Chemicals — 3.4%
American Pacific Corp., 9.00%, 2/01/15		400	387,500
Ashland, Inc., 9.13%, 6/01/17		195	216,450
Celanese US Holdings LLC, 5.88%, 6/15/21		810	824,175
Chemtura Corp., 7.88%, 9/01/18		175	178,937
Hexion US Finance Corp., 9.00%, 11/15/20		145	113,825
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	130	174,681
8.63%, 3/15/21	USD	80	81,200
Ineos Finance Plc, 9.00%, 5/15/15 (b)		195	196,462
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	164	193,923
Kraton Polymers LLC, 6.75%, 3/01/19	USD	55	50,875
Lyondell Chemical Co., 11.00%, 5/01/18		772	831,471
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		75	76,500
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		85	83,088
PolyOne Corp., 7.38%, 9/15/20		100	102,000
Solutia, Inc., 7.88%, 3/15/20		280	298,200
TPC Group LLC, 8.25%, 10/01/17		155	154,613
			3,963,900
Commercial Banks — 2.5%
CIT Group, Inc.:
7.00%, 5/01/15		260	260,000
7.00%, 5/02/16 (b)		1,008	995,400
7.00%, 5/01/17		765	757,134
7.00%, 5/02/17 (b)		650	640,250
6.63%, 4/01/18 (b)		210	212,625
			2,865,409
Commercial Services & Supplies — 2.2%
ACCO Brands Corp., 10.63%, 3/15/15		350	387,625
ARAMARK Corp., 8.50%, 2/01/15		6	6,150
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)		181	180,800
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		230	213,157
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		19	16,910
Casella Waste Systems, Inc., 7.75%, 2/15/19		304	295,640
Clean Harbors, Inc., 7.63%, 8/15/16		160	168,800
Iron Mountain, Inc., 7.75%, 10/01/19		200	206,500

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Mobile Mini, Inc., 7.88%, 12/01/20	USD	165	$165,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		275	300,437
8.25%, 2/01/21		392	372,400
WCA Waste Corp., 7.50%, 6/15/19 (b)		150	144,750
West Corp., 8.63%, 10/01/18		65	64,838
			2,523,007
Communications Equipment — 0.3%
Avaya, Inc., 9.75%, 11/01/15		200	156,500
EH Holding Corp., 6.50%, 6/15/19 (b)		170	166,175
			322,675
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	50	63,826
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	USD	90	89,100
			152,926
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	113	136,654
Consumer Finance — 2.1%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	280	286,300
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (h)		145	145,218
7.80%, 6/01/12		300	309,056
7.00%, 4/15/15		1,080	1,162,608
12.00%, 5/15/15		330	401,613
Springleaf Finance Corp., 6.90%, 12/15/17		210	141,225
			2,446,020
Containers & Packaging — 1.1%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	285	368,594
Berry Plastics Corp., 8.25%, 11/15/15	USD	55	58,300
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	120	132,220
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	175	186,375
OI European Group BV, 6.88%, 3/31/17	EUR	100	132,354
Pregis Corp., 12.38%, 10/15/13	USD	304	282,720
Rock-Tenn Co., 9.25%, 3/15/16		25	26,500
Sealed Air Corp., 8.38%, 9/15/21 (b)		115	122,763
			1,309,826
Diversified Financial Services — 4.6%
Ally Financial, Inc.:
7.50%, 12/31/13		90	91,013
8.30%, 2/12/15		230	232,875
6.25%, 12/01/17		230	211,344
8.00%, 3/15/20		150	147,937

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
7.50%, 9/15/20	USD	290	$280,212
8.00%, 11/01/31		570	541,500
8.00%, 11/01/31		350	322,579
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		205	209,612
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	100	108,840
Boparan Holdings Ltd.(b) (concluded):
9.88%, 4/30/18	GBP	100	127,081
DPL, Inc., 7.25%, 10/15/21 (b)	USD	360	378,900
FCE Bank Plc, 4.75%, 1/19/15	EUR	360	464,383
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	USD	140	139,531
Leucadia National Corp., 8.13%, 9/15/15		378	398,790
Reynolds Group Issuer, Inc. (b):
8.75%, 10/15/16 (i)		348	359,310
8.75%, 10/15/16	EUR	227	298,919
7.13%, 4/15/19	USD	115	112,413
7.88%, 8/15/19		490	492,450
8.25%, 2/15/21		235	199,750
WMG Acquisition Corp. (b):
9.50%, 6/15/16		55	57,750
11.50%, 10/01/18		265	261,025
			5,436,214
Diversified Telecommunication Services — 3.5%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		480	390,000
GCI, Inc., 6.75%, 6/01/21		128	122,560
ITC Deltacom, Inc., 10.50%, 4/01/16		140	144,375
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		1,193	1,127,385
Level 3 Financing, Inc.:
9.25%, 11/01/14		39	39,731
8.75%, 2/15/17		185	184,075
Qwest Communications International, Inc.:
7.50%, 2/15/14		600	603,750
8.00%, 10/01/15		550	587,125
Series B, 7.50%, 2/15/14		635	638,969
Windstream Corp.:
8.13%, 8/01/13		112	118,440
7.88%, 11/01/17		163	170,335
			4,126,745
Electric Utilities — 0.5%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	550	628,180
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC:
11.00%, 10/12/15	USD	5	5,000
11.50%, 10/12/15 (e)		300	300,000
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	104	135,063
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	105	119,175
			559,238

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 3.4%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)	USD	75	$75,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		185	178,525
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		170	169,150
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		160	152,000
Forbes Energy Services Ltd., 9.00%, 6/15/19		165	153,450
Frac Tech Services LLC, 7.63%, 11/15/18 (b)(i)		795	800,962
Key Energy Services, Inc., 6.75%, 3/01/21		205	202,694
MEG Energy Corp., 6.50%, 3/15/21 (b)		410	412,050
Oil States International, Inc., 6.50%, 6/01/19		140	140,700
Peabody Energy Corp., 6.25%, 11/15/21 (b)		1,200	1,209,000
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		100	98,000
Transocean, Inc., 6.38%, 12/15/21		345	344,814
			3,936,345
Health Care Equipment & Supplies — 1.5%
DJO Finance LLC:
10.88%, 11/15/14		1,070	1,008,475
7.75%, 4/15/18		50	40,125
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		48	42,840
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		505	561,812
Teleflex, Inc., 6.88%, 6/01/19		130	131,463
			1,784,715
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		190	179,550
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	253,959
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	48	49,800
HCA, Inc.:
8.50%, 4/15/19		60	64,800
6.50%, 2/15/20		915	910,425
7.88%, 2/15/20		40	42,100
7.25%, 9/15/20		1,400	1,438,500
7.50%, 2/15/22		355	349,675
Health Management Associates, Inc., 7.38%, 1/15/20 (b)		180	181,125
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		340	283,050
INC Research LLC, 11.50%, 7/15/19 (b)		185	166,500
Omnicare, Inc., 7.75%, 6/01/20		450	474,188

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	$285,540
Symbion, Inc., 8.00%, 6/15/16 (b)	USD	155	143,375
Tenet Healthcare Corp.:
10.00%, 5/01/18		312	351,000
6.25%, 11/01/18 (b)		150	147,750
8.88%, 7/01/19		1,175	1,280,750
inVentiv Health, Inc. (b):
10.00%, 8/15/18		60	56,850
10.00%, 8/15/18		130	123,175
			6,782,112
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,125	1,254,375
Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		75	78,000
Diamond Resorts Corp., 12.00%, 8/15/18		550	521,125
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		60	52,950
MGM Resorts International:
10.38%, 5/15/14		125	140,000
11.13%, 11/15/17		475	531,406
Travelport LLC:
4.95%, 9/01/14 (h)		85	42,075
9.88%, 9/01/14		20	12,100
9.00%, 3/01/16		60	34,275
1.00%, 12/01/16 (h)		368	270,449
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(c)		215	22
			1,682,402
Household Durables — 2.3%
American Standard Americas, 10.75%, 1/15/16 (b)		130	85,800
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(i)		400	274,000
Beazer Homes USA, Inc., 12.00%, 10/15/17		720	748,800
Jarden Corp., 7.50%, 1/15/20	EUR	140	182,474
Ryland Group, Inc., 6.63%, 5/01/20	USD	205	180,913
Standard Pacific Corp.:
10.75%, 9/15/16		890	907,800
8.38%, 1/15/21		140	129,150
United Rentals North America, Inc., 8.38%, 9/15/20		195	192,075
			2,701,012
Household Products — 0.4%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	119,589
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (b)	USD	270	293,625
			413,214

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 2.8%
AES Corp., 7.38%, 7/01/21 (b)	USD	295	$307,537
Calpine Corp. (b):
7.25%, 10/15/17		95	96,900
7.50%, 2/15/21		90	91,800
7.88%, 1/15/23		290	299,425
Energy Future Holdings Corp., 10.00%, 1/15/20		1,460	1,496,500
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		206	212,180
NRG Energy, Inc., 7.63%, 1/15/18		730	719,050
			3,223,392
Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		1,060	1,120,950
13.50%, 12/01/15		1,770	1,888,985
			3,009,935
Insurance — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		800	820,000
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		168	176,400
Genworth Financial, Inc., 7.63%, 9/24/21		190	172,347
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		120	105,600
USI Holdings Corp., 4.33%, 11/15/14 (b)(h)		310	280,550
			1,554,897
IT Services — 1.4%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)		230	213,325
First Data Corp. (b):
7.38%, 6/15/19		480	451,200
8.25%, 1/15/21		215	185,975
12.63%, 1/15/21		333	274,725
SunGard Data Systems, Inc.:
7.38%, 11/15/18		200	197,000
7.63%, 11/15/20		280	277,200
			1,599,425
Machinery — 0.9%
AGY Holding Corp., 11.00%, 11/15/14		700	441,000
Navistar International Corp.:
3.00%, 10/15/14 (g)		420	447,825
8.25%, 11/01/21		63	65,677
SPX Corp., 6.88%, 9/01/17		80	84,000
			1,038,502
Media — 14.7%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		100	105,750
Affinion Group, Inc., 7.88%, 12/15/18		365	303,863
CCH II LLC, 13.50%, 11/30/16		1,637	1,886,807

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
CCO Holdings LLC:
7.25%, 10/30/17	USD	20	$20,425
7.88%, 4/30/18		50	51,813
7.38%, 6/01/20 (j)		120	120,000
6.50%, 4/30/21		243	234,191
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		110	79,750
Checkout Holding Corp., 14.95%, 11/15/15 (b)(f)		310	153,450
Cinemark USA, Inc., 8.63%, 6/15/19		120	129,000
Clear Channel Communications, Inc., 9.00%, 3/01/21		365	301,125
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		686	718,585
Series B, 9.25%, 12/15/17		2,656	2,795,440
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		315	321,866
Loan Close 3, 12.00%, 8/15/18		360	367,985
Shares Loan, 4.00%, 8/15/18		371	379,522
CSC Holdings, Inc., 8.50%, 4/15/14		180	199,575
DISH DBS Corp.:
7.00%, 10/01/13		192	201,120
6.75%, 6/01/21		250	243,750
Gray Television, Inc., 10.50%, 6/29/15		445	413,850
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		160	108,000
9.50%, 5/15/15		140	103,600
Intelsat Luxemburg SA:
11.25%, 6/15/16		740	769,600
11.50%, 2/04/17 (b)(e)		290	266,075
11.50%, 2/04/17 (e)		485	444,987
Interactive Data Corp., 10.25%, 8/01/18		430	460,100
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		155	177,669
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	304	400,315
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)		155	209,595
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	335	319,088
Musketeer GmbH, 9.50%, 3/15/21 (b)		190	247,644
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		290	302,325
Nielsen Finance LLC:
11.63%, 2/01/14		72	82,080
7.75%, 10/15/18		970	1,025,775
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	143,554
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	230	184,000

Corporate Bonds	Par (000)		Value
Media (concluded)
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(g)	USD	1,427	$714
UPC Holding BV, 9.88%, 4/15/18 (b)		300	309,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	371	448,661
Unitymedia GmbH:
9.63%, 12/01/19		100	137,393
9.63%, 12/01/19 (b)		245	336,614
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH) (b):
8.13%, 12/01/17	USD	425	438,812
8.13%, 12/01/17	EUR	175	241,026
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	200	327,900
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	175	228,681
Ziggo Finance BV, 6.13%, 11/15/17 (b)		317	415,304
			17,156,379
Metals & Mining — 3.1%
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)	USD	35	32,113
Goldcorp, Inc., 2.00%, 8/01/14 (f)		460	621,575
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)		670	1,042,687
Novelis, Inc., 8.75%, 12/15/20		1,525	1,608,875
Taseko Mines Ltd., 7.75%, 4/15/19		190	171,950
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	161,000
			3,638,200
Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (e)		2,020	2,232,100
Oil, Gas & Consumable Fuels — 10.5%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		210	200,550
Arch Coal, Inc.:
7.25%, 10/01/20		160	156,800
7.25%, 6/15/21 (b)		385	373,450
Berry Petroleum Co., 8.25%, 11/01/16		275	283,250
Bill Barrett Corp., 9.88%, 7/15/16		10	10,950
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		60	59,550
Chesapeake Energy Corp.:
6.63%, 8/15/20		173	179,055
6.13%, 2/15/21		245	245,613
2.25%, 12/15/38 (g)		375	317,812
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		215	212,044
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		122	129,930

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Concho Resources, Inc., 7.00%, 1/15/21	USD	190	$197,600
Consol Energy, Inc., 8.25%, 4/01/20		905	972,875
Continental Resources, Inc., 7.13%, 4/01/21		170	183,600
Copano Energy LLC, 7.13%, 4/01/21		150	150,000
Crosstex Energy LP, 8.88%, 2/15/18		85	90,525
Denbury Resources, Inc.:
8.25%, 2/15/20		318	345,427
6.38%, 8/15/21		160	163,200
EV Energy Partners LP, 8.00%, 4/15/19		70	69,300
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		180	184,500
7.75%, 6/15/19		405	388,800
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		350	360,500
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		150	152,250
Linn Energy LLC:
6.50%, 5/15/19 (b)		85	80,750
8.63%, 4/15/20		515	538,175
7.75%, 2/01/21		200	200,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		60	61,725
Niska Gas Storage US LLC, 8.88%, 3/15/18		600	585,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		2,110	2,004,500
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)		150	153,000
6.50%, 11/01/21		135	131,288
Petrohawk Energy Corp.:
10.50%, 8/01/14		180	200,475
7.88%, 6/01/15		210	223,650
7.25%, 8/15/18		145	162,400
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		265	263,675
Pioneer Natural Resources Co.:
6.88%, 5/01/18		210	235,370
7.50%, 1/15/20		65	75,393
Plains Exploration & Production Co.:
6.63%, 5/01/21		360	363,600
6.75%, 2/01/22		300	306,000
Precision Drilling Corp., 6.50%, 12/15/21 (b)		135	135,000
Range Resources Corp.:
8.00%, 5/15/19		170	188,700
5.75%, 6/01/21		445	475,037
SM Energy Co., 6.63%, 2/15/19 (b)		60	60,600
SandRidge Energy, Inc., 7.50%, 3/15/21		425	388,875
			12,260,794

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 2.3%
Boise Paper Holdings LLC:
9.00%, 11/01/17	USD	60	$64,500
8.00%, 4/01/20		70	73,675
Clearwater Paper Corp.:
10.63%, 6/15/16		185	205,350
7.13%, 11/01/18		270	279,450
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		755	829,792
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		155	155,775
NewPage Corp., 11.38%, 12/31/14 (a)(c)		995	694,012
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		65	55,900
Verso Paper Holdings LLC, 11.50%, 7/01/14		365	372,300
			2,730,754
Pharmaceuticals — 0.9%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (b)	EUR	100	134,370
Endo Pharmaceuticals Holdings, Inc.:
7.00%, 7/15/19	USD	80	80,000
7.00%, 7/15/19 (b)		80	82,000
Jaguar Holding Co. II, 9.50%, 12/01/19 (b)		190	190,950
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		550	532,125
			1,019,445
Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		275	284,625
6.75%, 10/01/20		425	428,719
			713,344
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		635	590,550
The Rouse Co. LP, 6.75%, 11/09/15		240	240,000
			830,550
Real Estate Management & Development — 1.6%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		160	161,200
Realogy Corp.:
11.50%, 4/15/17		215	163,937
12.00%, 4/15/17		45	33,750
7.88%, 2/15/19 (b)		1,100	946,000
Shea Homes LP, 8.63%, 5/15/19 (b)		565	516,975
			1,821,862
Road & Rail — 1.2%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		195	187,687

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17	USD	200	$199,250
The Hertz Corp.:
7.50%, 10/15/18		420	421,050
6.75%, 4/15/19		50	48,500
7.38%, 1/15/21		540	534,600
			1,391,087
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17 (b)		260	265,200
Specialty Retail — 2.2%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		165	163,350
Hillman Group, Inc., 10.88%, 6/01/18		250	252,500
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	129	157,855
Limited Brands, Inc., 8.50%, 6/15/19	USD	70	80,850
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	130	159,087
United Auto Group, Inc., 7.75%, 12/15/16	USD	655	664,825
QVC, Inc. (b):
7.13%, 4/15/17		105	109,988
7.50%, 10/01/19		285	302,812
7.38%, 10/15/20		130	138,125
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19 (b)		135	138,038
Sonic Automotive, Inc., 9.00%, 3/15/18		175	182,437
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		200	198,000
			2,547,867
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		198	188,100
Wireless Telecommunication Services — 4.7%
Cricket Communications, Inc., 7.75%, 5/15/16		250	249,375
Crown Castle International Corp., 7.13%, 11/01/19		100	107,250
Digicel Group Ltd. (b):
8.88%, 1/15/15		370	364,450
9.13%, 1/15/15 (e)		1,220	1,201,700
8.25%, 9/01/17		565	556,525
10.50%, 4/15/18		200	199,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		450	392,625
NII Capital Corp., 7.63%, 4/01/21		172	174,580
Sprint Capital Corp., 6.88%, 11/15/28		850	592,875
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		1,250	1,259,375

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
iPCS, Inc., 2.55%, 5/01/13 (h)	USD	410	$373,100
			5,470,855
Total Corporate Bonds – 99.2%			115,891,894

Floating Rate Loan Interests (h)
Airlines — 0.3%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		349	332,192
Building Products — 0.2%
Goodman Global Holdings, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		245	245,351
Chemicals — 0.2%
Styron Sarl, Term Loan B, 6.00%, 8/02/17		208	179,118
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		225	222,677
Volume Services America, Inc., Term Loan B, 10.75%, 9/16/16		446	438,260
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		325	325,325
			986,262
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		2,245	1,946,146
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.76%, 7/24/14		4	3,845
Term Loan, - 2.83%, 2.75%, 7/24/14		41	38,617
			42,462
Diversified Telecommunication Services — 1.4%
Hawaiian Telcom Communications, Inc., Exit Term Loan, 1.00%, 11/01/15		1,000	1,005,540
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		400	387,000
Tranche A Term Loan, 2.65%, 3/13/14		225	211,219
			1,603,759
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.75%, 10/10/14		55	52,817

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)	Par (000)		Value
Energy Equipment & Services — 2.2%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16	USD	901	$899,387
Gas Co. Term Loan, 9.25%, 8/04/16		1,649	1,660,906
			2,560,293
Food Products — 0.3%
Advance Pierre Foods, Inc., (Second Lien) Term Loan, 11.25%, 9/29/17		400	397,832
Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Term Loan A, 8.50%, 3/02/15		190	186,114
Tranche A Additional Term Loan, 7.75%, 3/02/15		254	249,285
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Combined Term Loan, 6.50%, 8/04/16		355	346,933
			782,332
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.32%, 1/28/15		170	145,251
Travelport LLC, (FKA Travelport, Inc.):
Extended Team Loan A, 6.00%, 9/28/12		83	41,555
Extended Team Loan B, 13.87%, 12/01/16		252	46,283
Team Loan B, 6.37%, 12/01/16		182	133,850
			366,939
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co. LLC (TXU), Extended Term Loan, 5.00%, 10/10/17		1,481	964,072
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 7.00%, 12/03/14		205	204,488
Media — 4.3%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		726	668,787
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		423	290,670
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		3,284	3,239,731
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		750	771,562
			4,970,750

Floating Rate Loan Interests (h)	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	840	$835,690
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		300	301,125
Verso Paper Finance Holdings LLC, Term Loan, 6.68%, 2/01/13		525	262,441
			563,566
Real Estate Investment Trusts (REITs) — 0.5%
Istar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		628	620,004
Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.44%, 10/10/16		35	30,879
Extended Term Loan, 4.69%, 10/10/16		245	217,112
			247,991
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00%, 5/29/14		61	51,995
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		803	800,738
PIK Term Loan B, 6.25%, 7/11/16		600	595,500
			1,396,238
Total Floating Rate Loan Interests – 16.5%			19,350,297

Other Interests (k)	Beneficial Interest (000)
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		5	477
Total Other Interests – 0.0%			477

Preferred Securities
Capital Trusts	Par (000)
Genworth Financial, Inc., 6.15%, 11/15/66 (h)	USD	390	217,912
Total Capital Trusts – 0.2%			217,912

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Auto Components — 0.2%
Dana Holding Corp. (a)(b)(g)	2,500	$277,187
Diversified Financial Services — 0.9%
Ally Financial, Inc. (b)	1,463	1,024,923
Media — 0.1%
Emmis Communications Corp., Series A	10,300	160,680
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A (a)	4,171	52,555
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)	10,000	28,500
Freddie Mac, Series Z, 8.38% (a)(h)	31,930	65,457
		93,957
Total Preferred Stocks – 1.4%		1,609,302

Trust Preferreds
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	24,550	466,450
Total Trust Preferreds – 0.4%		466,450
Total Preferred Securities – 2.0%		2,293,664

Warrants (l)
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	40,759	117,713
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	167	2
Warrants (l)
HMH Holdings/EduMedia (Expires 3/09/17)	3,476	—
Total Warrants – 0.1%		117,715
Total Long-Term Investments (Cost – $144,110,620) – 119.1%		139,195,862

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.01% (m)(n)	1,186,060	$1,186,060
Total Short-Term Securities (Cost – $1,186,060) – 1.0%		1,186,060
Total Investments (Cost — $145,296,680*) - 120.1%		140,381,922
Liabilities in Excess of Other Assets – (20.1)%		(23,525,826)
Net Assets – 100.0%		$116,856,096

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,474,912
Gross unrealized appreciation	$2,977,997
Gross unrealized depreciation	(8,070,987)
Net unrealized depreciation	$(5,092,990)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities	$120,000	$—

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	822,452	363,608	1,186,060	$107

(n)	Represents the current yield as of report date.

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
63	S&P 500 EMini	Chicago Board of Trade	December 2011	3,924,900	$(58,656)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	110,000	USD	172,353	Citibank NA	1/18/12	$153
USD	1,373,990	GBP	881,500	Citibank NA	1/18/12	(8,405)
EUR	88,000	USD	118,999	Deutsche Bank AG	1/25/12	(696)
EUR	188,000	USD	256,228	Deutsche Bank	1/25/12	(3,489)
USD	7,233,257	EUR	5,258,000	Citibank NA	1/25/12	164,642
Total						$152,205

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Common Stocks	—	$17,541	$1,524,274	$1,541,815
Corporate Bonds	—	114,193,136	1,698,758	115,891,894
Floating Rate Loan Interests	—	16,042,022	3,308,275	19,350,297
Other Interests	—	—	477	477
Preferred Securities	$773,641	1,520,023	—	2,293,664
Warrants	—	117,713	2	117,715
Short-Term Securities	1,186,060	—	—	1,186,060
Total	$1,959,701	$131,890,435	$6,531,786	$140,381,922

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$164,795	—	$164,795
Liabilities:
Equity contracts	$(58,656)	—	—	(58,656)
Foreign currency exchange contracts	—	(12,590)	—	(12,590)
Total	$(58,656)	$152,205	—	$93,549

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	11

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$1,023,120	$1,804,070	$3,539,165	$477	$137,173	$104,162	$6,608,167
Accrued discounts/ premiums	—	—	10,695	—	—	—	10,695
Net realized gain (loss)	—	36,517	17,088	—	161,380	—	214,985
Net change in unrealized appreciation/depreciation[2]	333,894	(53,579)	(257,852)	—	(137,173)	(104,160)	(218,870)
Purchases	167,260	—	114,481	—	—	—	281,741
Sales	—	(88,250)	(126,032)	—	(161,380)	—	(375,662)
Transfers in3	—	—	785,105	—	—	—	785,105
Transfers out[3]	—	—	(774,375)	—	—	—	(774,375)
Balance, as of November 30, 2011	$1,524,274	$1,698,758	$3,308,275	$477	—	$2	$6,531,786

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2011 was $55,530.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of period in relation to net assets.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30, 2011	12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: January 23, 2012